Summary of Related Party Costs (Parenthetical) (Detail) - Class T Common stock	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Dealer Manager
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share